UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS TEI FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: DECEMBER 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access TEI Fund LLC
Schedule of Investments
December 31, 2011
(unaudited)

	Cost	Fair Value
Investment in FEG Absolute Access Fund LLC (1) - 100.10%	$143,041,527	$137,401,589
Liabilities in excess of other assets - (0.10%)		(141,944)
Total Net Assets - 100.00%		$137,259,645

(1)	Invests the majority of its assets in FEG Absolute Access Fund LLC
The Schedule of Investments of FEG Absolute Access Fund LLC is included below.

FEG Absolute Access Fund LLC
Schedule of Investments
December 31, 2011
(unaudited)
			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Investments in Portfolio Funds:
United States:
Multi-Strategy:
AG Super Fund, L.P.(a)	$11,000,000	$11,726,769	5.3%
AQR Delta Fund II, L.P.	12,000,000	11,699,508	5.2
Canyon Value Realization Fund, L.P.(a)	10,800,000	11,821,533	5.3
Claren Road Credit Partners, L.P. (b)	14,500,000	15,333,356	6.9
CVI Global Value Fund A, L.P.(a)(c)	6,514,673	9,105,682	4.1
Davidson Kempner Partners	15,000,000	16,168,902	7.3
Diamondback Partners, L.P. (d)	4,529,265	4,625,100	2.1
Elliot Associates, L.P. (b)	13,000,000	13,553,233	6.1
Eton Park Fund, L.P.(a)	13,000,000	12,153,333	5.4
Farallon Capital Partners, L.P.(a)	11,750,000	12,067,456	5.4
FIR Tree Credit Opportunity Fund	14,000,000	14,187,292	6.4
Graham Global Investment Fund, Ltd.	16,000,000	14,716,801	6.6
GSO Special Situations Fund, L.P.(a)	4,300,000	5,368,692	2.4
HBK Fund II, L.P.(a)	12,112,491	13,784,290	6.2
Highfields Capital II, L.P.(a)	18,500,000	19,297,200	8.7
Stark Investments, L.P.(a)	560,649	527,212	0.2
Stark Investments, L.P. - Class A	394,017	450,807	0.2
Stark Investments, L.P. - Class B(a)	212,412	448,081	0.2
Strategic Value Restructuring Fund, L.P.	13,000,000	10,715,443	4.8
Taconic Opportunity Fund, L.P.(a)	11,000,000	10,870,953	4.9
Total Investments in Portfolio Funds	$202,173,507	$208,621,643	93.7%

FEG Absolute Access Fund LLC
Schedule of Investments (continued)
December 31, 2011
(unaudited)
			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Short-Term Investments:
Money Market Fund:
Federated Government Obligations Fund #5, 0.20% (e)	$7,740,180	$7,740,180	3.5%
Total Investments in Portfolio Funds
and Short-Term Investments	$209,913,687	$216,361,823	97.2%

Other assets in excess of liabilities		6,237,772	2.8%

Members’ capital		$222,599,595	100.0%

(a)	All or a portion of these investments are held in side-pockets.
(b)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(c)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(d)
Series 1 shares, or approximately 50% of the investment value, are available after a one-year lockup period. Series six shares, or approximately 50% of the investment value, are available after a two-year lockup period.

(e)	The rate shown is the annualized 7-day yield as of December 31, 2011.

Type of Investment as a Percentage of Total Members' Capital:

FEG Absolute Access Fund LLC (the “Master Fund”) classifies its assets and liabilities in accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157). Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s and the Master Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Master Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

Investments in Portfolio Funds are classified within Level 2 of the fair value hierarchy if the Master Fund has the ability to redeem the investments at the measurement dates or if the investments are redeemable in the near term in accordance with the normal operating protocols in the Portfolio Funds’ agreements. Investments in Portfolio Funds are classified within Level 3 of the fair value hierarchy if the Master Fund does not know when it will have the ability to redeem its investments or the investments are not redeemable in the near term under the normal operating protocols of the Portfolio Funds’ agreements.

The Master Fund adopted the Financial Accounting Standards Board’s (FASB) Accounting Standards Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB’s “Fair Value Statement” and provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to i) disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions, ii) disclose transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) show purchases, sales issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.

The following table represents the investments carried at fair value on the Schedule of Investments by level within the valuation hierarchy as of December 31, 2011:

Investments	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds	$-	$172,403,452	$36,218,191	$208,621,643
Short-Term Investments	$7,740,180	$-	$-	$7,740,180
Total	$7,740,180	$172,403,452	$36,218,191	$216,361,823

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Portfolio Funds
Balance as of April 1, 2011	$32,585,068
Realized gain (loss)	88,760
Net change in unrealized appreciation/depreciation	(158,053)
Purchases	14,809,577
Sales	(3,068,031)
Net transfers in to Level 3	12,025,471
Net transfers out of Level 3	(20,064,601)

Balance as of December 31, 2011	$36,218,191

Transfers into and out of all Levels are recognized at the end of the reporting period. Investments are transferred from Level 3 into Level 2 at the end of each period when the investments can be liquidated within one year.

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of December 31, 2011, the Fund had not entered into any derivative instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange  Act of 1934,  as amended  (17 CFR  240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely tomaterially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG ABSOLUTE ACCESS TEI FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(Principal Executive Officer)

Date	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(Principal Executive Officer)

Date	February 29, 2012

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(Principal Financial Officer)

Date	February 29, 2012

* Print the name and title of each signing officer under his or her signature.